UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
         Washingtin, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Reoprt for the Calendar Year or Quarter Ended: September 30, 1999
Check here if Amendment [   ];  is a new restatement.
                        [   ]   adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:     Mark Asset management Corp.
Address:  767 5th Avenue
          44th Floor
          New York, NY  10153

13F File Number:  28-2595

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergral parts of this form.

person Signing this Report on behalf of Reporting Manager:

Name:     Morris Mark
Title:    President
Phone:    2123722500
Signature,      Place,     and Date of Signing

Morris Mark     New York, NY   November 5, 1999

Report Type (Check only one.):

[   ]    13F HOLDINGS REPORT.
[ X ]    13F NOTICE.
[   ]    13F COMBINATION REPORT.

List of other managers Reporting for this Manager:

Morris Mark  13F File No. 28-2406

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  0

Form 13F Information Table Value Total:  0